Reconciliation of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Business Acquisition Contingent Consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 372,256	¥ 548,017
Changes in the fair value		(93,307)	43,325
Ending Balance	$ 9,477	65,797	372,256
Business Acquisition Contingent Consideration | Payment of cash consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payment of cash consideration		(2,617)	(4,543)
Business Acquisition Contingent Consideration | Reclassification to equity upon resolution of contingencies
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Reclassification to equity upon resolution of contingencies		(210,535)	(214,543)
Share-settled bonuses
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		41,352	14,913
Increase in bonuses settled in shares during 2015		37,678	41,146
Changes in the fair value		(5,319)	5,683
Reclassification to equity		(15,890)	(19,072)
Reclassification to "Accrued expenses and other payables-Others"			(1,318)
Bonuses settled in cash during 2016		(20,295)
Ending Balance	5,405	37,526	41,352
Redeemable Noncontrolling Interest
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		100,000
Transfers in and/or out of Level 3		(100,000)
Ending Balance			¥ 100,000
Liability Classified RSU
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Increase in liability classified RSU		36,834
Reclassification to equity		(2,222)
Ending Balance	$ 4,985	¥ 34,612